Retirement benefit obligations (Tables)	12 Months Ended
Dec. 31, 2024
Retirement benefit obligations
Schedule of amounts recognized in balance sheet for employment benefit obligations

	December 31,	December 31,
	2024	2023
Defined benefit obligation	(2,108,384)	(9,138,045)
Fair value of plan assets	1,944,133	8,694,521
Shortfall on Funded status	(164,251)	(443,524)

Schedule of amounts recognized in statement of loss for employment benefit obligations

The amounts recognized as continuing operations in the statement of comprehensive profit or loss are as follows:

	2024	2023	2022
Current service cost	(20,383)	(13,835)	(13,651)
Past service cost	66,273	1,348	1,826
Interest cost	(23,182)	(8,797)	(4,941)
Interest income	22,717	9,065	4,446
Company pension gain / (cost) (note 19)	45,425	(12,219)	(12,320)

The amounts recognized as discontinued operations in the statement of comprehensive profit of loss under “net profit or loss from discontinued operations” are as follows:

	2024	2023	2022
Current service cost	(59,730)	(254,667)	(291,137)
Past service cost	20,296	25,551	34,633
Interest cost	(34,030)	(166,812)	(93,698)
Interest income	30,971	171,895	84,305
Company pension amount (note 23)	(42,493)	(224,032)	(265,897)

Schedule of movement in defined benefit obligations and plan assets

The movements in the defined benefit obligations during the year are as follows:

	2024	2023
Defined benefit obligation at beginning of year	(9,138,045)	(7,682,529)
Current service cost	(80,111)	(268,097)
Past service cost	520,360	26,899
Interest cost	(57,212)	(171,347)
Employee contributions	(70,748)	(250,290)
Actuarial (loss)/ gain arising from changes in financial assumptions	(176,520)	(671,909)
Actuarial gain arising from changes in demographic assumptions	—	—
Actuarial gain on experience adjustment	(184,372)	22,250
Benefits (paid)/ deposited	7,078,264	(143,022)
Defined benefit obligations at end of year	(2,108,384)	(9,138,045)

The movements in the fair value of plan assets during the year are as follows:

	2024	2023
Fair value of plan assets at beginning of year	8,694,521	7,867,835
Interest income	53,688	180,960
Employee contributions	70,748	250,290
Employer contributions	92,285	298,490
Plan assets loss	111,155	(46,076)
Benefits paid	(7,078,264)	143,022
Fair value of plan assets at end of year	1,944,133	8,694,521

Schedule of fair value of plan assets

December 31,
2023
Cash	0.40%
Bonds	46.36%
Equity instruments	14.02%
Real estate	24.55%
Mortgages	12.30%
Derivatives	2.37%
Total	100.00%

Schedule of principal actuarial assumptions for employment benefit obligations

	December 31, 2024	December 31, 2023
Discount rate	1.00%	1.50%
Mortality tables	BVG2020 GT	BVG2020 GT
Salary growth rate	1.00%	1.20%
Pension growth rate	0.00%	0.00%

Schedule of components of the costs recognized in other comprehensive income

The following table shows the components of the costs recognized in other comprehensive income, related to continuing operations:

	2024	2023
Actuarial (loss)/ gain on defined benefit obligation	(224,221)	(32,545)
Actuarial loss on plan assets	21,832	(2,308)
Change in the effect of the asset ceiling	—	9,496
Total	(202,389)	(25,357)

The following table shows the components of the costs recognized in other comprehensive income, related to discontinued operations:

	2024	2023
Actuarial (loss)/ gain on defined benefit obligation	(136,671)	(617,114)
Actuarial loss on plan assets	89,323	(43,768)
Change in the effect of the asset ceiling	—	180,072
Total	(47,348)	(480,810)

Schedule of estimated benefit payments

2025	106,000
2026	107,000
2027	107,000
2028	106,000
2029	106,000
2030-2034	444,000